Disposal of Elite (Tables)	12 Months Ended
Jun. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities and income from operations classified as discontinued operation

	June 30, 2019	June 30, 2018
Assets from discontinued operation:
Cash and cash equivalents	$-	$57,428
Trade and other receivables	-	14,007,127
Inventories	-	5,067,731
Property, plant and equipment, net	-	44,346,646
Other noncurrent assets	-	2,734,737
	$-	$66,213,669
Liabilities directly associated with the assets from discontinued operation:
Trade and other payables	-	21,468,563
Bank borrowings and other loans	-	67,336,545
Other liabilities	-	864,164
	$-	$89,669,272

	For the Years Ended June 30,
	2019	2018	2017
Discontinued Operations:
Revenue	$20,115,554	$38,452,206	$56,292,093
Cost of revenues	(19,692,138)	(36,488,874)	(52,367,418)
Selling expenses	(1,501,110)	(2,383,372)	(1,416,283)
General and administrative expenses	(1,417,608)	(2,359,160)	(2,481,313)
Allowance for doubtful accounts and obsolescence stock	(6,721,854)	(77,808,582)	(25,162,381)
Other expenses, net	(140,264)	(1,618,258)	(1,091,836)
Income tax benefits	-	-	-
Net gain from discontinued operations	37,845,726	-	-
Net income (loss) from discontinued operations	$28,488,305	$(82,206,040)	$(26,227,138)